Related Party Transactions (Details) - Schedule of due to related party - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of due to related party [Abstract]
Zhejiang Wansi Computer Manufacturing Company Limited		$ 5,652,833